CAPITAL MANAGEMENT - Schedule of Capital Management (Details) $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Capital Management [Abstract]
Long-term debt	$ 2,454.5	$ 3,566.3	$ 1,441.5
Adjusted working capital deficiency	90.9	196.3
Unrealized foreign exchange on translation of hedged US dollar long-term debt	(67.5)	(24.5)
Net debt	2,477.9	3,738.1
Shareholders’ equity	6,761.0	6,867.5	$ 6,493.4
Total capitalization	$ 9,238.9	$ 10,605.6
Net debt to adjusted cash flow from operations ratio	1.1	1.6